SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Three Tranches of Shares Option to Certain Directors, Officers and Key Employees with Predetermined Market Conditions

On November 17, 2015, the Group granted three tranches of share options to certain directors, officers and key employees totaling 8,200,000 shares with predetermined market conditions as summarized below:

Options	Target Price (US$)	Number of Options Vesting
Tranche I	2.60	4,555,556
Tranche II	5.20	2,733,334
Tranche III	7.80	911,110

Total		8,200,000

Stock Options
Share Option Activities

The following table summarizes the Group’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value

Outstanding at January 1, 2017	4,485,200	US$	1.53	US$	3.43	Nil
Granted	—		—		—	—
Exercised	(1,674,995)	US$	0.00		—	Nil

Forfeited	(2,810,205)	US$	0.00		—	Nil

Outstanding at December 31, 2017	—		—		—	—

Vested and expected to vest at December 31, 2017	—		—		—	—

Exercisable at December 31, 2017	—		—		—	—

Fair Value of Options Valuation Assumptions

The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with below assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

	For the year ended December 31, 2015

Risk-free interest rate		1.22%
Expected life (years)		3.35
Expected dividend yield		0
Volatility		59.74%
Fair value of options at grant date	US$	0.65

Market Condition
Share Option Activities

Activities relating to share options subject to with only Predetermined Market Condition are summarized as follows:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value

Outstanding at January 1, 2017	6,500,000	US$	1.53	US$	3.88	Nil
Granted	—		—		—	—
Exercised	(2,379,968)	US$	0.00		—	Nil
Forfeited	(4,120,032)	US$	0.00		—	Nil

Outstanding at December 31, 2017	—		—		—	—

Vested and expected to vest at December 31, 2017	—		—		—	—

Exercisable at December 31, 2017	—		—		—	—

Fair Value of Options Valuation Assumptions

The fair values for these share options was calculated using the Monte Carlo Simulation model with the key following assumptions:

Risk-free interest rate		1.66%
Expected life (years)		4.49-5.0
Expected dividend yield		0
Volatility		62%
Fair value of options at grant date	US$	0.60-US$0.69

Predetermined Market Condition and Service Conditions
Share Option Activities

The share options subject to both Predetermined Market Condition and service conditions are as followed:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value

Outstanding at January 1, 2017	1,150,000	US$	1.53	US$	3.88	Nil
Granted	—		—		—	—
Exercised	(425,029)	US$	0.00		—	Nil
Forfeited	(724,971)	US$	0.00		—	Nil

Outstanding at December 31, 2017	—		—		—	—

Vested and expected to vest at December 31, 2017	—		—		—	—

Exercisable at December 31, 2017	—		—		—	—

Fair Value of Options Valuation Assumptions

The fair values of the awards that are based on the market condition were calculated using the Monte Carlo Simulation mode with the key following assumption:

Risk-free interest rate		1.66%
Expected life (years)		4.49-5.0
Expected dividend yield		0
Volatility		62%
Fair value of options at grant date	US$	0.60-US$0.71

Performance Shares
Share Option Activities

The following table summarizes the share option activities subject to performance condition:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)		Aggregate Intrinsic Value

Outstanding at January 1, 2017	6,000,000	US$	1.86	US$	4.60	Nil
Granted	—		—		—	—
Exercised	(1,848,544)	US$	0.00		—	Nil
Forfeited	(3,151,456)	US$	0.00		—	Nil

Outstanding at December 31, 2017	1,000,000	US$	1.86		—	Nil

Vested and expected to vest at December 31, 2017	1,000,000	US$	1.86	US$	3.60	Nil

Exercisable at December 31, 2017	365,079	US$	1.86	US$	3.60	Nil

Fair Value of Options Valuation Assumptions

The fair value of the awards that are based on the performance condition was calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate		0.85%
Expected life (years)		2.9
Expected dividend yield		0
Volatility		78%
Fair value of options at grant date	US$	0.93

Modification of Share-Based Awards
Fair Value of Options Valuation Assumptions

The fair value of options, of which exercise prices were modified in April 2013, June 2015 and November 2015, were measured on the modification date based on the Black-Scholes option pricing model with the following assumptions:

	For the year ended December 31, 2013	For the year ended December 31, 2015
Risk-free interest rate	0.09%-0.24%	0.50%-1.12%
Expected remaining life (years)	0.57-2.20	1.32-2.61
Expected dividend yield	0	0
Volatility	36%-65%	64%-71%
Fair value of incremental cost	US$0.16-US$0.43	US$0.21-US$0.73

Ordinary granted to Incsight Limited (''Incsight'')
Activity of Non-vested Shares

The following table reflects the activity of non-vested shares for the year ended December 31, 2017:

	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2017	1,000,000	US$	6.48
Granted	—		—
Forfeited	—		—
Vested	—		—

Non-vested at December 31, 2017	1,000,000	US$	6.48

Stock options and ordinary shares granted by Red 5
Share Option Activities

The following table summarizes the Red 5’s share option activities with its employees and directors for the year ended December 31, 2017:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at January 1, 2017	6,621,336	US$	0.053	4.09	Nil
Granted	—		—	—	—
Exercised	—		—	—	Nil
Forfeited	(1,145,086)	US$	0.052	—	Nil
Outstanding at December 31, 2017	5,476,250	US$	0.053	3.08	Nil

Vested and expected to vest at December 31, 2017	5,476,250	US$	0.053	3.08	Nil

Exercisable at December 31, 2017	3,895,819	US$	0.055	3.01	Nil

Fair Value of Options Valuation Assumptions

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	0.78%-5.00%
Expected life (years)	4.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%

Options Cancelled and Accelerated Vested Under Service and Performance Condition
Fair Value of Options Valuation Assumptions

The fair value of the options canceled and accelerated vested under service and performance condition was measured on the modification date using Binomial Tree Pricing Model with the following assumptions:

Risk-free interest rate	1.16%-1.62%
Expected life (years)	4.49-5.0
Expected dividend yield	0
Volatility	62%-74%
Fair value of options at modification date	US$0.06-US$0.31

Options Cancelled and Accelerated Vested Under Market Condition
Fair Value of Options Valuation Assumptions

The fair value of the options canceled and accelerated vested under market condition was measured on the modification date using the Monte Carlo Simulation mode with the following assumptions:

Risk-free interest rate	1.52%
Expected life (years)	5.0
Expected dividend yield	0
Volatility	72%
Fair value of options at modification date	US$0.18-US$0.25